Related Party Transactions (Details) - USD ($)				1 Months Ended			3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 13, 2021	Jun. 25, 2021	Nov. 08, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 28, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Feb. 12, 2021	Mar. 31, 2020	Nov. 13, 2019	Sep. 08, 2019
Related Party Transactions (Details) [Line Items]
Payments of entity total							$ 101,910		$ 393,260
Payments made to entity											$ 502,117
Related party common shares description											In March 2020, a related entity of a co-founder of the Company contributed 10,000,000 shares of Class B Common Stock back to the Company. In conjunction with the contribution, the Company agreed that if it re-hires the co-founder within a specified time period, that co-founder will receive an option to purchase 5,000,000 shares (on a pre-Business Combination basis), subject to the approval of the Board.
Common stock for an aggregate price											$ 75,000,000
Stable Road Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Relinquish of founder shares by sponsor (in Shares)	250,000
Expenses related to public offering				$ 300,000		$ 300,000
Related party borrowings outstanding				$ 222,725	$ 222,725									$ 222,725
Promissory notes												$ 300,000
Aggregate balance												$ 600,000
Additional non intesest bearing promissory notes		$ 21,500
Aggregate balance		$ 43,000						$ 643,500
Working capital loans								$ 1,500,000			1,500,000
Office space per month			$ 10,000
Accrued administrative fees											30,000
Administrative fees										$ 20,000	120,000
Services fees										20,000	$ 30,000
Stable Road Acquisition Corp [Member] | Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business combination price per share (in Dollars per share)								$ 10.00			$ 10.00				$ 10,000
Stable Road Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)								562,500
Issued and outstanding shares of public offering, percentage								20.00%
Initial business combination, description								The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Brainyspace LLC [Member]
Related Party Transactions (Details) [Line Items]
Shares purchased (in Shares)													5,000,000
Founder Shares [Member] | Stable Road Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)											562,500
Issued and outstanding shares of public offering, percentage											20.00%
Initial business combination, description											The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Over-Allotment Option [Member] | Stable Road Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)								562,500
Over-Allotment Option [Member] | Founder Shares [Member] | Stable Road Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)											562,500
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Consulting fees										187,500
Chief Technology Officer [Member]
Related Party Transactions (Details) [Line Items]
Intellectual property										$ 180,000
Class B Common Stock [Member] | Stable Road Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)								4,312,500		4,312,500	4,312,500
Class B Common Stock [Member] | Stable Road Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)					4,312,500
Common stock for an aggregate price					$ 25,000
Class B Common Stock [Member] | Brainyspace LLC [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)													10,000,000
Class B Common Stock [Member] | Founder Shares [Member] | Stable Road Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)					4,312,500
Common stock for an aggregate price					$ 25,000